Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b)
01/01/2029	5.000%	209,805	157,353
Total Corporate Bonds & Notes (Cost $209,804)			157,353

Floating Rate Notes 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 1.0%
City of New York(c),(d)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	0.020%	600,000	600,000
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.020%	1,520,000	1,520,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2012 (State Street Bank)
06/15/2032	0.020%	3,000,000	3,000,000
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.020%	1,900,000	1,900,000
Total			7,020,000
Total Floating Rate Notes (Cost $7,020,000)			7,020,000

Municipal Bonds 96.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.9%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Communities LLC
Series 2019
01/01/2054	5.000%	1,500,000	1,305,960
Arizona Industrial Development Authority(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	2,954,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.(f)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,210,400
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,036,040
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,313,988
02/15/2046	5.000%	1,500,000	1,614,750
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	230,000	253,021
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,459,396
Total			14,148,495
Arkansas 0.2%
Arkansas Development Finance Authority(e),(g)
Revenue Bonds
Green Bond - Big River Steel Project
Series 2020
09/01/2049	4.750%	1,500,000	1,522,485
California 7.1%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	500,000	589,970
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,037,169
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,541,870
04/01/2041	5.000%	250,000	301,450
Columbia High Yield Municipal Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(e),(f),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,545,630
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,220,890
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,099,700
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,870,211
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	20,000	20,586
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	538,660
City of Santa Maria Water & Wastewater(i)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,654,995
Compton Unified School District(i)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,198,658
Empire Union School District(i)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,654,944
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,671,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	12,848,500
Hastings Campus Housing Finance Authority(g)
Revenue Bonds
Green Bond
Series 2020A
07/01/2061	5.000%	1,000,000	1,010,280
Hastings Campus Housing Finance Authority(e),(g),(i)
Revenue Bonds
Green Bond
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,122,420
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,945,350
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,109,038
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,202,050
Total			52,220,671
Colorado 4.9%
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,545,220
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,500,000	2,768,875
08/01/2049	4.000%	3,250,000	3,577,503
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	5,161,800
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	4,208,450

2	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series
Series 2020B
12/15/2050	5.750%	4,000,000	4,013,400
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,024,950
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,519,920
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,481,100
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,544,700
Total			35,845,918
Connecticut 0.9%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,783,565
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,232,270
Series 2018E
09/15/2037	5.000%	500,000	620,915
Series 2019A
04/15/2037	4.000%	2,675,000	3,112,389
Total			6,749,139
District of Columbia 0.6%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	907,130
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	725,458
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,492,217
Total			4,124,805
Florida 8.9%
Capital Trust Agency, Inc.(e),(h)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	2,040,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,952,500
Capital Trust Agency, Inc.(e)
Revenue Bonds
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	3,500,000	3,345,545
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,599,600
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,592,600
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,313,680
City of Tampa(i)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	505,062
County of Broward Airport System(f)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	770,966
County of Miami-Dade(i)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,068,600

Columbia High Yield Municipal Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,646,433
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	3,000,000	3,602,730
County of Osceola Transportation(i)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	605,132
Series 2020A-2
10/01/2048	0.000%	2,000,000	739,740
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,322,672
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,384,953
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,757,762
Series 2012A
06/15/2043	6.125%	3,000,000	3,107,580
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,654,200
Greater Orlando Aviation Authority(f)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,797,375
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	756,548
Orange County Industrial Development Authority(e),(f)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	4.000%	4,100,000	307,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	2,000,000	2,367,560
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,330,750
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,689,135
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,317,546
St. Johns County Industrial Development Authority(h)
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	0.000%	3,725,000	2,607,500
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	236,473
Total			65,420,142
Georgia 2.4%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2037	4.000%	1,710,000	1,955,693
07/01/2040	4.000%	1,000,000	1,133,680
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,500,000	2,331,000
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	1,155,000	1,233,009
Georgia State Road & Tollway Authority(e),(j)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	3,608,930

4	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	406,205
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,824,920
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,757,390
Total			17,250,827
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	2,670,680
Illinois 10.3%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,767,340
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,843,088
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,141,220
Series 2011A
12/01/2041	5.000%	1,110,000	1,123,498
Series 2012A
12/01/2042	5.000%	1,000,000	1,018,640
Series 2016B
12/01/2046	6.500%	1,500,000	1,769,370
Series 2018D
12/01/2046	5.000%	5,000,000	5,118,400
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	604,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	5,847,100
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	903,248
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,200,580
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,726,170
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,081,260
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,141,210
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	648,829
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,228,968
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,371,038
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,628,593
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,919,084
State of Illinois
General Obligation
Series 2018A
05/01/2042	5.000%	4,800,000	5,236,944

Columbia High Yield Municipal Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,040,960
Series 2016
01/01/2041	5.000%	3,830,000	4,092,049
Series 2017A
12/01/2035	5.000%	1,345,000	1,485,566
12/01/2038	5.000%	3,000,000	3,285,900
Series 2018A
05/01/2032	5.000%	2,500,000	2,812,525
05/01/2040	5.000%	4,000,000	4,385,640
05/01/2041	5.000%	3,910,000	4,275,702
05/01/2043	5.000%	3,000,000	3,266,610
Series 2020
05/01/2039	5.500%	570,000	665,566
05/01/2045	5.750%	750,000	879,818
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,122,960
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	559,212
Total			75,191,248
Indiana 0.3%
Indiana Finance Authority(e),(f)
Revenue Bonds
RES Polyflow Indiana Project Green Bonds
Series 2019
03/01/2039	7.000%	2,425,000	2,279,427
Iowa 1.3%
Iowa Finance Authority(j)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,042,967	2,151,673
Iowa Finance Authority(h)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	2,475,000	2,614,640
Series 2018-A
05/15/2043	5.000%	1,740,000	1,846,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,213,600
Total			9,831,501
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,803,320
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,865,000	3,491,293
Total			6,294,613
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,092,230
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,804,860
Total			2,897,090
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	31,237
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,151,290
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,623,453
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,451,925
Total			10,257,905

6	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.6%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,729,280
Massachusetts 1.5%
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,124,740
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,003,160
Massachusetts Development Finance Agency(i)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,169,166	172,522
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,574,490
Series 2016J
07/01/2033	3.500%	1,860,000	1,887,249
Series 2018B
07/01/2034	3.625%	3,135,000	3,234,787
Total			10,996,948
Michigan 3.2%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,501,816
City of Detroit Water Supply System
Prerefunded 07/01/21 Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,505,777
Series 2011C
07/01/2041	5.000%	1,025,000	1,065,980
Grand Rapids Economic Development Corp.
Refunding Revenue Bonds
Clark Retirement Community
Series 2019A
04/01/2054	5.750%	2,000,000	1,693,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	3,580,000	3,916,592
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	674,754
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	415,000	522,136
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	5,595,050
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	1,002,920
06/01/2048	6.000%	6,000,000	6,029,640
Total			23,508,545
Minnesota 1.8%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,237,850
07/01/2050	6.125%	1,500,000	1,360,605
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	1,828,560
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	493,190
05/01/2051	5.000%	1,500,000	1,443,990
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018 (Mandatory Put 09/01/20)
09/01/2021	3.750%	3,100,000	3,100,000

Columbia High Yield Municipal Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis/St. Paul Housing Finance Board(f)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA)
12/01/2038	5.000%	119	119
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,245,000	1,804,980
Total			13,269,294
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,177,303
Series 1992B
04/01/2022	6.700%	230,000	250,656
Total			2,427,959
Missouri 1.3%
Kansas City Industrial Development Authority(e)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,900,000	1,782,694
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,529,925
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,855,040
Total			9,167,659
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,184,204
Nebraska 1.5%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,380,050
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	5,000,000	5,517,800
Total			10,897,850
Nevada 1.0%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	518,218
City of Reno(e),(i)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	18,500,000	2,506,935
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,553,756
Series 2018A
12/15/2048	5.000%	1,500,000	1,512,360
Total			7,091,269
New Hampshire 1.0%
New Hampshire Business Finance Authority(e),(f)
Refunding Revenue Bonds
Green Bond
Series 2020B (Mandatory Put 07/02/20)
07/01/2045	3.750%	1,855,000	1,861,437
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,854,287
New Hampshire Health and Education Facilities Authority Act(h)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,922,325
Total			7,638,049
New Jersey 5.3%
Middlesex County Improvement Authority(h)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12

8	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	329,969
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	30,903
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,123,200
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	444,010
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	868,637
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,407,636
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,319,564
Series 2015WW
06/15/2040	5.250%	350,000	387,758
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,107,480
New Jersey Higher Education Student Assistance Authority(f)
Subordinated Revenue Bonds
Series 2013-1B
12/01/2043	4.750%	5,000,000	5,221,000
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,485,790
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,911,050
Series 2019
12/15/2039	5.000%	640,000	752,890
Revenue Bonds
Series 2019BB
06/15/2044	5.000%	1,000,000	1,156,510
06/15/2050	5.000%	4,945,000	5,678,838
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,913,695
Series 2019
06/15/2046	5.000%	5,000,000	5,763,700
South Jersey Port Corp.(f)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	653,148
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	973,493
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,160,433
Total			38,689,716
New York 3.2%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,448,382
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	811,994
Taxable International Leadership
Series 2016
07/01/2021	5.000%	20,000	19,947
Glen Cove Local Economic Assistance Corp.(j)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,310,875
Jefferson County Industrial Development Agency(e),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,536,894
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	2,000,000	2,087,920
BAN Series 2019F
11/15/2022	5.000%	1,200,000	1,257,828
Green Bond
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,495,720

Columbia High Yield Municipal Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Tobacco Settlement Corp.(i)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,006,250
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,293,713
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	3,000,000	3,059,070
Port Authority of New York & New Jersey(f)
Revenue Bonds
Consolidated Bonds - 218th Series
Series 2019
11/01/2047	4.000%	1,000,000	1,109,910
Total			23,438,503
North Carolina 2.5%
Durham Housing Authority(f)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,913,598	3,268,358
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,704,610
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,367,832
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,072,430
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,180,500
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,388,580
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,540,252
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(i)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,063,050
Total			18,585,612
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,635,800
Ohio 4.0%
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	15,500,000	17,023,495
Buckeye Tobacco Settlement Financing Authority(i)
Refunding Revenue Bonds
Series 2020B-2
06/01/2057	0.000%	7,500,000	1,087,875
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,911,506
Hickory Chase Community Authority(e)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,410,000	1,427,061
Lake County Port & Economic Development Authority(e),(h)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	3,600,000	2,520,468
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	515,150
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	529,545

10	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(f)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
12/31/2039	5.000%	4,100,000	4,643,086
Total			29,658,186
Oklahoma 0.6%
Norman Regional Hospital Authority
Revenue Bonds
Norman Regional Hospital Authority Obligated Group
Series 2019
09/01/2045	5.000%	3,500,000	4,136,195
Oregon 0.8%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,035,610
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,246,328
State of Oregon Housing & Community Services Department
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,405,000	1,530,776
Total			5,812,714
Pennsylvania 4.3%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,547,664
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,814,200
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,856,288
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,903,667
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,060,380
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,631,728
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	3,000,000	2,892,090
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,866,464
06/30/2042	5.000%	3,700,000	4,144,518
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,200,000	3,259,584
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2018-127B
04/01/2042	3.950%	1,485,000	1,593,821
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,104,311
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,926,855
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,143,850
Total			31,745,420
Puerto Rico 1.9%
Commonwealth of Puerto Rico(h),(k)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	1,900,000	1,156,625
Puerto Rico Electric Power Authority(h),(k)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,375,000

Columbia High Yield Municipal Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010XX
07/01/2040	0.000%	2,000,000	1,377,500
Puerto Rico Sales Tax Financing Corp.(i),(k)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	28,500,000	8,140,170
Puerto Rico Sales Tax Financing Corp. Sales Tax(k)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,000,000	2,130,400
Total			14,179,695
Rhode Island 0.2%
Rhode Island Student Loan Authority(f)
Refunding Revenue Bonds
Series 2018A
12/01/2034	3.500%	1,705,000	1,744,113
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	1,000,000	1,240,290
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	708,188
05/01/2048	5.125%	1,500,000	1,418,370
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,367,120
Total			7,733,968
Tennessee 1.5%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	5,000,000	4,691,000
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,835,000	6,340,019
Total			11,031,019
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 6.3%
City of Houston Airport System(f)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,440,851
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,895,570
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Wesleyan Homes, Inc. Project
Series 2019
01/01/2055	5.000%	1,500,000	1,426,800
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	4,000,000	3,752,840
Cardinal Bay Senior Living/Village on the Park
Series 2016A-1
07/01/2046	5.000%	950,000	924,407
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	4,930,000	4,144,700
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	830,000
Series 2015A
07/01/2047	5.000%	1,000,000	830,000
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	1,021,060
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,600,918
Port Beaumont Navigation District(e),(f)
Refunding Revenue Bonds
Jefferson Golf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	2,000,700
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,026,360

12	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,154,060
Sanger Industrial Development Corp.(e),(f),(h)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	3,750,000	2,982,675
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,108,380
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,377,174
Senior Lien - Blueridge Transportation
Series 2016
12/31/2055	5.000%	3,515,000	3,680,275
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,326,800
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	573,450
Total			46,334,520
Utah 0.3%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,374,140
Virginia 3.8%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,414,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chesapeake Expressway Toll Road(j)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,468,254
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,213,752
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,538,250
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	5,024,700
Virginia Small Business Financing Authority(f)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	8,911,742
Total			27,570,723
Washington 3.8%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	3,825,000	3,767,434
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,634,912
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,366,488
12/01/2045	6.250%	2,500,000	2,716,275
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,220,805
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,122,000

Columbia High Yield Municipal Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,196,872
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	5,000,000	5,010,250
Total			28,035,036
Wisconsin 2.3%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,684,188
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,725,570
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,408,192
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	1,500,000	1,492,575
Public Finance Authority(f)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	630,000	669,451
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,090,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	859,482
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	761,797
Total			16,692,245
Total Municipal Bonds (Cost $694,486,635)			709,013,608

Municipal Bonds Held in Trust 1.3%

North Carolina 1.3%
North Carolina Medical Care Commission(l)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	8,320,000	9,414,954
Total Municipal Bonds Held in Trust (Cost $9,193,212)			9,414,954

Money Market Funds 1.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(m)	205,345	205,324
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.013%(m)	10,250,048	10,250,048
Total Money Market Funds (Cost $10,455,393)		10,455,372
Total Investments in Securities (Cost $721,365,044)		736,061,287
Other Assets & Liabilities, Net		(2,888,191)
Net Assets		$733,173,096

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $157,353, which represents 0.02% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2020.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $96,467,433, which represents 13.16% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents a security purchased on a when-issued basis.
14	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2020, the total value of these securities amounted to $16,231,143, which represents 2.21% of total net assets.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2020.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2020, the total value of these securities amounted to $14,179,695, which represents 1.93% of total net assets.
(l)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | Quarterly Report 2020	15